Average Annual Total Returns - Great-West T Rowe Price Mid Cap Growth Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Investor Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) SinceInception	L OneYear	L FiveYears	L TenYears	L SinceInception	L InceptionDate	L Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) OneYear	L Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) FiveYears	L Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) TenYears	L Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	24.52%	16.43%		14.49%	May 01, 2015	35.59%	18.66%		15.31%	24.11%	16.03%	14.43%		35.59%	18.66%	15.04%		23.88%	15.75%		16.04%	Aug. 12, 2011	35.59%	18.66%		16.88%